Revenue Recognition - Summary of Disaggregated Revenues (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues:
Net revenue	$ 220.6	$ 149.8	$ 593.2	$ 388.0
Accounting Standards Update Topic840
Revenues:
Net revenue	32.2	27.8	83.4	66.9
Topic 606
Revenues:
Net revenue	188.4	122.0	509.8	321.1
New and Used Equipment Sales
Revenues:
Net revenue	97.9	61.1	275.2	167.1
New and Used Equipment Sales | Topic 606
Revenues:
Net revenue	97.9	61.1	275.2	167.1
Parts Sales
Revenues:
Net revenue	35.5	22.9	92.3	60.0
Parts Sales | Topic 606
Revenues:
Net revenue	35.5	22.9	92.3	60.0
Service Revenue
Revenues:
Net revenue	35.5	27.3	94.1	67.2
Service Revenue | Topic 606
Revenues:
Net revenue	35.5	27.3	94.1	67.2
Rental Revenue
Revenues:
Net revenue	32.2	27.8	83.4	66.9
Rental Revenue | Accounting Standards Update Topic840
Revenues:
Net revenue	32.2	27.8	83.4	66.9
Rental Equipment Sales
Revenues:
Net revenue	19.5	10.7	48.2	26.8
Rental Equipment Sales | Topic 606
Revenues:
Net revenue	$ 19.5	$ 10.7	$ 48.2	$ 26.8